CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
CURRENT
Cash and cash equivalents	$ 27,200,097	$ 63,720,102
Restricted cash	516,755	776,551
Accounts receivable	539,927	1,228,745
Other assets	1,427,536	3,451,901
TOTAL CURRENT ASSETS	29,684,315	69,177,299
NON-CURRENT
Property, plant and equipment		4,462,175
Intangible assets		483,354
Right-of-use assets		27,285,334
Other non-current assets	55,990	728,207
TOTAL NON-CURRENT ASSETS	55,990	32,959,070
TOTAL ASSETS	29,740,305	102,136,369
CURRENT
Accounts payable and accrued liabilities	5,076,982	5,846,672
Financial guarantees	3,367,910
Deferred revenue		278,717
Current portion of lease obligations		2,306,823
TOTAL CURRENT LIABILITIES	8,444,892	8,432,212
NON-CURRENT
Loan payable		31,163
Lease obligations		26,714,233
TOTAL NON-CURRENT LIABILITIES		26,745,396
TOTAL LIABILITIES	8,444,892	35,177,608
EQUITY
Share capital	107,273,342	132,111,283
Warrant reserve		6,196,906
Share-based payment reserve	5,454,655	8,409,758
Accumulated other comprehensive income	50,525	683,647
Deficit	(91,483,109)	(80,442,833)
TOTAL EQUITY	21,295,413	66,958,761
TOTAL LIABILITIES AND EQUITY	$ 29,740,305	$ 102,136,369